INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule Of Loss Before Taxes
	Year ended December 31,
	2014	2013	2012

Domestic (Israel)	$11,138	$13,859	$13,370
Foreign	(404)	(276)	258

	$10,734	$13,583	$13,628

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2014	2013

Operating loss carryforward	$49,238	$52,092
Research and development credit	4,018	3,265
Accrued social benefits and other	1,183	182
Property and equipment	(365)	-

Deferred tax asset before valuation allowance	54,074	55,539
Valuation allowance	(54,074)	(55,539)

Net deferred tax asset	$-	$-